INVESTMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Investments, All Other Investments [Abstract]
Summary of Company's Investments

The following is a summary of the Company’s investments (in thousands):

	December 31, 2020	March 31, 2021
Equity method investments	$177,663	$161,702
Equity investments without readily determinable fair values	66,378	62,487
Equity investments with readily determinable fair values	7,037	876

Total investments	$251,078	$225,065

The following is a summary of the Company’s investments (in thousands):

	December 31,
	2019	2020
Equity method(1)	$431,984	$177,663
Equity investments without readily determinable fair values	146,268	66,378
Equity investments with readily determinable fair values	1,843	7,037

Total investments	$580,095	$251,078

(1)

The book value of one equity method investment exceeded the Company’s percentage ownership share of the underlying net assets by $27.6 million and $28.6 million as of December 31, 2019 and 2020, respectively. The book value of another equity investment exceeded the Company’s percentage ownership share of the underlying net assets by $6.3 million as of December 31, 2019. These basis differences, primarily resulting from acquisition purchase price step ups on the investments, are accounted for as goodwill, which is not tested for impairment separately. Instead, the investments are tested if there are indicators of an other-than-temporary decline in carrying value.

Summary of Investment Accounted Under Equity Method of Accounting

The following is a summary of financial data for the investment in Learfield IMG College accounted for under the equity method of accounting (in thousands):

	December 31,
	2019	2020
Current assets	$349,870	$384,745
Non-current assets	2,375,561	1,536,246
Current liabilities	446,993	591,835
Non-current liabilities	987,105	1,032,042

	Years Ended December 31,
	2019	2020
Revenue	$1,296,571	$760,465
Loss from operations	(641,944)	25,865
Net loss	(689,052)	(996,216)

Summary of Other Investment Accounted Under Equity Method of Accounting

The following is a summary of financial data for all other investments in affiliates accounted for under the equity method of accounting (in thousands):

	December 31,
	2019	2020
Current assets	$113,827	$52,927
Non-current assets	64,725	17,089
Current liabilities	78,565	48,100
Non-current liabilities	81,372	11,069

	Years Ended December 31,
	2018	2019	2020
Revenue	$380,682	$270,626	$143,461
Income (loss) from operations	23,638	24,789	(8,381)
Net income (loss)	1,054	15,284	(8,399)